Credit Risk - Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	£ 207,435	£ 219,716
Loan Loss Allowances	992
Loan Loss Allowances		1,005
Mortgages
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	242
Loan Loss Allowances		251
Credit Cards
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	140
Loan Loss Allowances		130
Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	160
Loan Loss Allowances		164
Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	5,228	5,384
Loan Loss Allowances	70
Loan Loss Allowances		67
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	380
Loan Loss Allowances		393
Corporate Centre
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Upside One Scenario [member]
Disclosure of credit risk exposure [line items]
Exposure	294,877	306,284
Loan Loss Allowances	833
Loan Loss Allowances		930
Upside One Scenario [member] | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	201,977	213,557
Loan Loss Allowances	419
Loan Loss Allowances		489
Upside One Scenario [member] | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	181,188	192,346
ECL - of which: mortgages	141	214
Upside One Scenario [member] | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	5,228	5,740
Loan Loss Allowances	68
Loan Loss Allowances		65
Upside One Scenario [member] | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	27,277	28,277
Loan Loss Allowances	346
Loan Loss Allowances		376
Upside One Scenario [member] | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	60,395	58,710
Loan Loss Allowances	0
Loan Loss Allowances		0
Base Case Scenario [Member]
Disclosure of credit risk exposure [line items]
Exposure	294,877	306,284
Loan Loss Allowances	896
Loan Loss Allowances		932
Base Case Scenario [Member] | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	201,977	213,557
Loan Loss Allowances	465
Loan Loss Allowances		497
Base Case Scenario [Member] | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	181,188	192,346
ECL - of which: mortgages	174	218
Base Case Scenario [Member] | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	5,228	5,740
Loan Loss Allowances	69
Loan Loss Allowances		66
Base Case Scenario [Member] | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	27,277	28,277
Loan Loss Allowances	362
Loan Loss Allowances		369
Base Case Scenario [Member] | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	60,395	58,710
Loan Loss Allowances	0
Loan Loss Allowances		0
Downside One Scenario [member]
Disclosure of credit risk exposure [line items]
Exposure	294,877	306,284
Loan Loss Allowances	991
Loan Loss Allowances		993
Downside One Scenario [member] | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	201,977	213,557
Loan Loss Allowances	536
Loan Loss Allowances		529
Downside One Scenario [member] | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	181,188	192,346
ECL - of which: mortgages	234	244
Downside One Scenario [member] | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	5,228	5,740
Loan Loss Allowances	70
Loan Loss Allowances		65
Downside One Scenario [member] | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	27,277	28,277
Loan Loss Allowances	385
Loan Loss Allowances		399
Downside One Scenario [member] | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	60,395	58,710
Loan Loss Allowances	0
Loan Loss Allowances		0
Stubborn Inflation [Member]
Disclosure of credit risk exposure [line items]
Exposure	294,877	306,284
Loan Loss Allowances	1,176
Loan Loss Allowances		1,149
Stubborn Inflation [Member] | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	201,977	213,557
Loan Loss Allowances	689
Loan Loss Allowances		647
Stubborn Inflation [Member] | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	181,188	192,346
ECL - of which: mortgages	363	324
Stubborn Inflation [Member] | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	5,228	5,740
Loan Loss Allowances	72
Loan Loss Allowances		68
Stubborn Inflation [Member] | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	27,277	28,277
Loan Loss Allowances	415
Loan Loss Allowances		434
Stubborn Inflation [Member] | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	60,395	58,710
Loan Loss Allowances	0
Loan Loss Allowances		0
Downside Two Scenario [Member]
Disclosure of credit risk exposure [line items]
Exposure	294,877	306,284
Loan Loss Allowances	1,410
Loan Loss Allowances		1,383
Downside Two Scenario [Member] | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	201,977	213,557
Loan Loss Allowances	889
Loan Loss Allowances		830
Downside Two Scenario [Member] | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	181,188	192,346
ECL - of which: mortgages	562	501
Downside Two Scenario [Member] | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	5,228	5,740
Loan Loss Allowances	72
Loan Loss Allowances		69
Downside Two Scenario [Member] | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	27,277	28,277
Loan Loss Allowances	449
Loan Loss Allowances		484
Downside Two Scenario [Member] | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	60,395	58,710
Loan Loss Allowances	0
Loan Loss Allowances		0
Weighted
Disclosure of credit risk exposure [line items]
Exposure	294,877	306,284
Loan Loss Allowances	992
Loan Loss Allowances		1,005
Weighted | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	201,977	213,557
Loan Loss Allowances	542
Loan Loss Allowances		544
Weighted | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	181,188	192,346
ECL - of which: mortgages	242	251
Weighted | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	5,228	5,740
Loan Loss Allowances	70
Loan Loss Allowances		67
Weighted | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	27,277	28,277
Loan Loss Allowances	380
Loan Loss Allowances		394
Weighted | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	60,395	58,710
Loan Loss Allowances	£ 0
Loan Loss Allowances		£ 0